Prepaid Expenses and Other Assets (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Prepaid Expenses and Other Assets

	December 31,
	2016	2017
	$	$
Current:
Deferred channel costs	16,693	39,107
Employee loans and advances	5,355	4,295
Other receivables	42,533	92,527
Prepaid cost of revenue, sales and marketing expense and others	7,183	22,565
Security deposits	908	1,755
Tax receivable	6,095	24,409
Others	676	1,523

	79,443	186,181

Non-current:
Deferred channel costs	20,729	22,665
Other receivables	2,700	2,000
Prepaid licensing fee	4,250	4,603
Prepayment for purchase of property and equipment	840	5,753
Security deposits	3,775	10,892
Others	5	384

	32,299	46,297